Income Tax (Details) - Power & Digital Infrastructure Acquisition II Corp. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax (Details) [Line Items]
U.S. federal net operating loss carryovers	$ 0	$ 0
Valuation allowance	$ 1,013,851	$ 319,341